Significant Accounting Policies (Details) - Schedule of intangible assets	12 Months Ended
Dec. 31, 2022
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years